Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	CRM Mutual Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001322252
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2012
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMSX
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRISX
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMAX
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIAX
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMMX
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIMX
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMGX
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIGX
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMEX
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIEX
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMWX
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIWX
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMIX
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIIX

CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND
CRM SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
CRM Small Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM SMALL CAP VALUE FUND		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.08%	0.10%
Total Other Expenses		0.33%	0.10%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.09%	0.86%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM SMALL CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	111	347	601	1,329
Institutional Shares	88	274	477	1,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 103%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the
Russell 2000 Value Index ("small cap companies") that are publicly traded on a
U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $45 million to $3.8 billion.
For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The
Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company, the company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund holds will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small capitalization companies. Small capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for
Institutional Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two
broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Small Cap Value Fund
(a series of WT Mutual Fund), for periods from January 1, 2002 through September
30, 2005. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 13.16%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                27.38%                                  (24.58)%
For the quarter ended June 30, 2003 For the quarter ended September 30, 2011
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM SMALL CAP VALUE FUND	Label	1 Year	5 Years	10 Years
Investor Shares	Before Taxes	(13.48%)	(0.78%)	5.72%
Institutional Shares	Before Taxes	(13.28%)	(0.54%)	5.98%
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(15.52%)	(1.71%)	4.52%
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(6.07%)	(0.66%)	4.82%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 103%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the
Russell 2000 Value Index ("small cap companies") that are publicly traded on a
U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $45 million to $3.8 billion.
For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The
Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company, the company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be
		advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund holds will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small capitalization companies. Small capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund holds will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for
Institutional Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two
broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Small Cap Value Fund
(a series of WT Mutual Fund), for periods from January 1, 2002 through September
30, 2005. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 13.16%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                27.38%                                  (24.58)%
		For the quarter ended June 30, 2003 For the quarter ended September 30, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	5.72%
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(17.60%)
Annual Return 2003	rr_AnnualReturn2003	48.69%
Annual Return 2004	rr_AnnualReturn2004	18.11%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	14.75%
Annual Return 2007	rr_AnnualReturn2007	(3.12%)
Annual Return 2008	rr_AnnualReturn2008	(30.44%)
Annual Return 2009	rr_AnnualReturn2009	29.44%
Annual Return 2010	rr_AnnualReturn2010	28.64%
Annual Return 2011	rr_AnnualReturn2011	(13.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.58%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	5.98%
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
10 Years	rr_AverageAnnualReturnYear10	4.52%
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(6.07%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	4.82%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND
SMALL/MID CAP VALUE FUND
INVESTMENT OBJECTIVE
CRM Small/Mid Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM SMALL/MID CAP VALUE FUND		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.08%	0.12%
Total Other Expenses		0.33%	0.12%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.09%	0.88%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM SMALL/MID CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	111	347	601	1,329
Institutional Shares	90	281	488	1,084

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 96%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2500 Value Index or in the S&P Mid Cap 400 Value Index (together,
"small/mid cap companies") that are publicly traded on a U.S. securities market.
The market capitalization ranges of the Indices change constantly, and as a result, the capitalization of small/mid cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Russell 2500 Value Index was approximately $45 million to $8.5 billion, and the market capitalization range of the S&P Mid Cap 400 Value
Index was approximately $237 million to $14.7 billion. For purposes of the 80%
investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk.If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the
Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund) for periods from September 1, 2004 (commencement of operations) through September 30,
2005. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR THE INSITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 14.12%

   Best Quarter During the Period             Worst Quarter During the Period
        Covered in the Bar Chart                    Covered in the Bar Chart

                 15.75%                                     (22.70)%
For the quarter ended December 31, 2010 For the quarter ended September 30, 2011
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM SMALL/MID CAP VALUE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	Before Taxes	(5.38%)	1.97%	6.88%	Sep 1, 2004
Institutional Shares	Before Taxes	(5.20%)	2.22%	7.14%	Sep 1, 2004
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(6.78%)	1.52%	6.39%	Sep 1, 2004
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(2.24%)	1.67%	5.95%	Sep 1, 2004
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)	(3.36%)	(0.58%)	5.44%	Sep 1, 2004
Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.47%	Sep 1, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL/MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM Small/Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 96%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2500 Value Index or in the S&P Mid Cap 400 Value Index (together,
"small/mid cap companies") that are publicly traded on a U.S. securities market.
The market capitalization ranges of the Indices change constantly, and as a result, the capitalization of small/mid cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Russell 2500 Value Index was approximately $45 million to $8.5 billion, and the market capitalization range of the S&P Mid Cap 400 Value
Index was approximately $237 million to $14.7 billion. For purposes of the 80%
investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be
		advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk.If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the
Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund) for periods from September 1, 2004 (commencement of operations) through September 30,
2005. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and
		after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 14.12%

   Best Quarter During the Period             Worst Quarter During the Period
        Covered in the Bar Chart                    Covered in the Bar Chart

                 15.75%                                     (22.70)%
		For the quarter ended December 31, 2010 For the quarter ended September 30, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Russell 2500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Russell 2500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.38%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2005	rr_AnnualReturn2005	6.76%
Annual Return 2006	rr_AnnualReturn2006	19.35%
Annual Return 2007	rr_AnnualReturn2007	8.49%
Annual Return 2008	rr_AnnualReturn2008	(31.36%)
Annual Return 2009	rr_AnnualReturn2009	27.49%
Annual Return 2010	rr_AnnualReturn2010	24.01%
Annual Return 2011	rr_AnnualReturn2011	(5.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.70%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.78%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND
CRM MID CAP VALUE FUND
INVESTMENT OBJECTIVE
CRM Mid Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM MID CAP VALUE FUND		Investor Shares	Institutional Shares
Management Fees		0.69%	0.69%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.08%	0.12%
Total Other Expenses		0.33%	0.12%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.03%	0.82%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM MID CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	105	328	569	1,259
Institutional Shares	84	262	455	1,014

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell Midcap Value Index ("mid cap companies") that are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of mid cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $300 million to
$18.7 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The
Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in mid capitalization companies. Mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional
Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the
Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Mid Cap Value Fund (a series of
WT Mutual Fund), for periods from January 1, 2002 through September 30, 2005.
The Fund makes updated performance information available at the Fund's website,
www.crmfunds.com/performance_daily.aspx, or at the following telephone number:
800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 13.60%

    Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                Covered in the Bar Chart

                18.00%                                 (22.24)%
For the quarter ended June 30, 2003 For the quarter ended December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM MID CAP VALUE FUND	Label	1 Year	5 Years	10 Years
Investor Shares	Before Taxes	(7.13%)	0.21%	6.44%
Institutional Shares	Before Taxes	(6.94%)	0.42%	6.69%
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(7.20%)	(0.21%)	6.03%
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(4.52%)	0.14%	5.65%
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.67%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the Russell Midcap Value Index ("mid cap companies") that are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of mid cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $300 million to
$18.7 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The
Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other
		market conditions that would cause the Adviser to believe a sale would be advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it invests in mid capitalization companies. Mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional
Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the
Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Mid Cap Value Fund (a series of
WT Mutual Fund), for periods from January 1, 2002 through September 30, 2005.
The Fund makes updated performance information available at the Fund's website,
www.crmfunds.com/performance_daily.aspx, or at the following telephone number:
800-CRM-2883. Of course, the Fund's past performance, both before and after
		taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one, five and ten years, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 13.60%

    Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                Covered in the Bar Chart

                18.00%                                 (22.24)%
		For the quarter ended June 30, 2003 For the quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Russell Midcap Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.13%)
5 Years	rr_AverageAnnualReturnYear05	0.21%
10 Years	rr_AverageAnnualReturnYear10	6.44%
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2002	rr_AnnualReturn2002	(16.67%)
Annual Return 2003	rr_AnnualReturn2003	41.92%
Annual Return 2004	rr_AnnualReturn2004	24.98%
Annual Return 2005	rr_AnnualReturn2005	7.96%
Annual Return 2006	rr_AnnualReturn2006	17.26%
Annual Return 2007	rr_AnnualReturn2007	10.43%
Annual Return 2008	rr_AnnualReturn2008	(35.03%)
Annual Return 2009	rr_AnnualReturn2009	28.65%
Annual Return 2010	rr_AnnualReturn2010	18.88%
Annual Return 2011	rr_AnnualReturn2011	(6.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.94%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	6.69%
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	5.65%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND
CRM LARGE CAP OPPORTUNITY FUND
INVESTMENT OBJECTIVE
CRM Large Cap Opportunity Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM LARGE CAP OPPORTUNITY FUND		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.33%	0.34%
Total Other Expenses		0.58%	0.34%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.34%	1.10%
Fee Waiver and Expense Reimbursement	[2]	(0.18%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.16%	0.91%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.15% and 0.90% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM LARGE CAP OPPORTUNITY FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	118	407	717	1,597
Institutional Shares	93	331	588	1,323

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 126%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the
Russell 1000 Value Index ("large cap companies") that are publicly traded on a
U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of large cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $300 million to $427.6 billion.
For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for
Institutional Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell
1000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The
Fund makes updated performance information available at the Fund's website,
www.crmfunds.com/performance_daily.aspx, or at the following telephone number:
800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 16.45%

    Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                Covered in the Bar Chart

                14.15%                                 (20.18)%
For the quarter ended June 30, 2009 For the quarter ended December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM LARGE CAP OPPORTUNITY FUND	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	Before Taxes	(2.91%)	(1.51%)	1.28%	Dec 1, 2005
Institutional Shares	Before Taxes	(2.73%)	(1.28%)	1.53%	Dec 1, 2005
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(2.97%)	(1.71%)	1.13%	Dec 1, 2005
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(1.78%)	(1.24%)	1.16%	Dec 1, 2005
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	1.21%	Dec 1, 2005
Russell 1000 Index	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.40%	Dec 1, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM LARGE CAP OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM Large Cap Opportunity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 126%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the
Russell 1000 Value Index ("large cap companies") that are publicly traded on a
U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of large cap companies in which the Fund will invest will also change. As of September 30, 2012, the market capitalization range of the Index was approximately $300 million to $427.6 billion.
For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market
		conditions that would cause the Adviser to believe a sale would be advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for
Institutional Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell
1000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The
Fund makes updated performance information available at the Fund's website,
www.crmfunds.com/performance_daily.aspx, or at the following telephone number:
800-CRM-2883. Of course, the Fund's past performance, both before and after
		taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two broad-based measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 16.45%

    Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                Covered in the Bar Chart

                14.15%                                 (20.18)%
		For the quarter ended June 30, 2009 For the quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,597
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,323
Annual Return 2006	rr_AnnualReturn2006	16.94%
Annual Return 2007	rr_AnnualReturn2007	7.80%
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	22.42%
Annual Return 2010	rr_AnnualReturn2010	10.98%
Annual Return 2011	rr_AnnualReturn2011	(2.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.15% and 0.90% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund
CRM ALL CAP VALUE FUND
INVESTMENT OBJECTIVE
CRM All Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM All Cap Value Fund		Investor Shares	Institutional Shares
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.38%	0.38%
Total Other Expenses		0.63%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.59%	1.34%
Fee Waiver and Expense Reimbursement	[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and
you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM All Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	154	494	858	1,882
Institutional Shares	128	417	726	1,606

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 145%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the Fund may invest. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide.
Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the
U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the
Russell 3000 Value Index and the Russell 3000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 16.23%

  Best Quarter During the Period        Worst Quarter During the Period
       Covered in the Bar Chart               Covered in the Bar Chart

                17.89%                                 (23.47)%
For the quarter ended June 30, 2009 For the quarter ended December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM All Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	Before Taxes	(9.91%)	(1.57%)	(0.95%)	Oct 24, 2006
Institutional Shares	Before Taxes	(9.67%)	(1.31%)	(0.69%)	Oct 24, 2006
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(10.01%)	(1.52%)	(0.91%)	Oct 24, 2006
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(5.88%)	(1.16%)	(0.64%)	Oct 24, 2006
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.58%)	(1.61%)	Oct 24, 2006
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	0.66%	Oct 24, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM ALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM All Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 145%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and
you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the Fund may invest. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market
		conditions that would cause the Adviser to believe a sale would be advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide.
Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the
U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the
Russell 3000 Value Index and the Russell 3000 Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before
		and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 3000 Value Index and the Russell 3000 Index, two broad-based measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 16.23%

  Best Quarter During the Period        Worst Quarter During the Period
       Covered in the Bar Chart               Covered in the Bar Chart

                17.89%                                 (23.47)%
		For the quarter ended June 30, 2009 For the quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.91%)
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,606
Annual Return 2007	rr_AnnualReturn2007	4.29%
Annual Return 2008	rr_AnnualReturn2008	(36.26%)
Annual Return 2009	rr_AnnualReturn2009	31.67%
Annual Return 2010	rr_AnnualReturn2010	18.42%
Annual Return 2011	rr_AnnualReturn2011	(9.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund
CRM GLOBAL OPPORTUNITY FUND
INVESTMENT OBJECTIVE
CRM Global Opportunity Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees CRM Global Opportunity Fund	Investor Shares	Institutional Shares
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%	1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM Global Opportunity Fund		Investor Shares	Institutional Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.47%	0.48%
Total Other Expenses		0.72%	0.48%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.63%	1.39%
Fee Waiver and Expense Reimbursement	[2]	(0.12%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM Global Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	154	502	875	1,923
Institutional Shares	128	427	748	1,657

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 191%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor's, Inc., countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may at any one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although, under normal market conditions, it is expected that a majority of the Fund's assets will be invested in foreign companies. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable.
In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk.The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or sell at advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI World Index, a broad-based measure of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the
Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEAR ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2012: 14.24%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                25.54%                                  (25.69)%
For the quarter ended June 30, 2009 For the quarter ended September 30, 2011
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM Global Opportunity Fund	Label	1 Year	Since Inception	Inception Date
Investor Shares	Before Taxes	(19.25%)	12.95%	Dec 31, 2008
Institutional Shares	Before Taxes	(19.07%)	13.23%	Dec 31, 2008
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(22.86%)	11.21%	Dec 31, 2008
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(11.86%)	10.41%	Dec 31, 2008
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	11.13%	Dec 31, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM GLOBAL OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM Global Opportunity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 191%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor's, Inc., countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may at any one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although, under normal market conditions, it is expected that a majority of the Fund's assets will be invested in foreign companies. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other
		market conditions that would cause the Adviser to believe a sale would be advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable.
In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk.The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or sell at advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI World Index, a broad-based measure of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI World Index, a broad-based measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as of September 30, 2012: 14.24%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                25.54%                                  (25.69)%
		For the quarter ended June 30, 2009 For the quarter ended September 30, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,923
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2009	rr_AnnualReturn2009	44.80%
Annual Return 2010	rr_AnnualReturn2010	23.88%
Annual Return 2011	rr_AnnualReturn2011	(19.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.69%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(22.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(11.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund
CRM INTERNATIONAL OPPORTUNITY FUND
INVESTMENT OBJECTIVE
CRM International Opportunity Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees CRM International Opportunity Fund	Investor Shares	Institutional Shares
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%	1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM International Opportunity Fund		Investor Shares	Institutional Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		1.79%	1.94%
Total Other Expenses		2.04%	1.94%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	2.95%	2.85%
Fee Waiver and Expense Reimbursement	[2]	(1.44%)	(1.59%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:
Expense Example CRM International Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	154	777	1,426	3,168
Institutional Shares	128	732	1,363	3,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 220%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least
10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor's, Inc., countries or markets with low- to- middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.
PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable.
In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk.The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk.If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI EAFE Index, a broad-based measure of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the
Fund will perform in the future.
ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEAR ENDED DECEMBER 31

Calendar YTD Total Return as af September 30, 2012: 13.51%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                25.82%                                  (25.94)%
For the quarter ended June 30, 2009 For the quarter ended September 30, 2011
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CRM International Opportunity Fund	Label	1 Year	Since Inception	Inception Date
Investor Shares	Before Taxes	(18.54%)	13.07%	Dec 31, 2008
Institutional Shares	Before Taxes	(18.34%)	13.35%	Dec 31, 2008
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	(21.33%)	11.20%	Dec 31, 2008
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(11.10%)	10.59%	Dec 31, 2008
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	7.65%	Dec 31, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 26, 2012
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRM INTERNATIONAL OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	CRM International Opportunity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 220%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.
The Example assumes that you reinvested all dividends and other distributions;
the average annual return was 5%; the Fund's total operating expenses
(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least
10 countries, other than the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor's, Inc., countries or markets with low- to- middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies.
These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the
Adviser believes that an investment case has realized its anticipated prospects, the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market
		conditions that would cause the Adviser to believe a sale would be advisable.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.
Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe)
have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund's investments. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the
Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable.
In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk.The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Securities of smaller companies may have limited liquidity and may be difficult to value or to sell at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk.If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the
Fund's performance from calendar year to calendar year for Institutional Shares.
The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI EAFE Index, a broad-based measure of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI EAFE Index, a broad-based measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-CRM-2883
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crmfunds.com/performance_daily.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEAR ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar YTD Total Return as af September 30, 2012: 13.51%

  Best Quarter During the Period          Worst Quarter During the Period
       Covered in the Bar Chart                 Covered in the Bar Chart

                25.82%                                  (25.94)%
		For the quarter ended June 30, 2009 For the quarter ended September 30, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown
		only for Institutional Shares. After-tax returns for Investor Shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	1.79%
Total Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,426
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,168
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	1.94%
Total Other Expenses	rr_OtherExpensesOverAssets	1.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,061
Annual Return 2009	rr_AnnualReturn2009	46.84%
Annual Return 2010	rr_AnnualReturn2010	21.44%
Annual Return 2011	rr_AnnualReturn2011	(18.34%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(11.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2013. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.